DEFERRED ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED (Tables)	12 Months Ended
Dec. 31, 2022
Insurance [Abstract]
Rollforward of Deferred Acquisition Costs and Value of Business Acquired
The following table presents a rollforward of deferred acquisition costs and value of business acquired for the periods indicated:

AS AT AND FOR THE YEAR ENDED DEC. 31, 2022 US$ MILLIONS	Direct Insurance	Reinsurance	Total
Balance, beginning of year	$—	$710	$710
Acquisition from business combination	538	—	538
Additions	442	266	708
Amortization	(318)	(49)	(367)
Net change	$662	$217	$879
Balance, end of year	$662	$927	$1,589

AS AT AND FOR THE YEAR ENDED DEC. 31, 2021 US$ MILLIONS	Reinsurance	Total
Balance, beginning of year	$—	$—
Additions	720	720
Amortization	(10)	(10)
Net change	$710	$710
Balance, end of year	$710	$710

Schedule of Finite-Lived Intangible Assets	The following table presents a rollforward of VOBA for the periods indicated:

AS AT AND FOR THE YEAR ENDED DEC. 31, 2022 US$ MILLIONS	VOBA Asset	VOBA Liability
Balance, beginning of year	$—	$—
Acquisition from business combination	538	913
Amortization	(134)	(29)
Balance, end of year	$404	$884

Schedule of Finite-Lived Intangible Liabilities	The following table presents a rollforward of VOBA for the periods indicated:

AS AT AND FOR THE YEAR ENDED DEC. 31, 2022 US$ MILLIONS	VOBA Asset	VOBA Liability
Balance, beginning of year	$—	$—
Acquisition from business combination	538	913
Amortization	(134)	(29)
Balance, end of year	$404	$884

Projected VOBA Asset Amortization Expense
The following table provides the projected VOBA amortization expenses for a five-year period and thereafter:

Years	VOBA Asset	VOBA Liability
2023	$71	$53
2024	31	51
2025	28	48
2026	25	46
2027	23	43
Thereafter	226	643
Total amortization expense (credit)	$404	$884

Projected VOBA Liability Amortization Expense
The following table provides the projected VOBA amortization expenses for a five-year period and thereafter:

Years	VOBA Asset	VOBA Liability
2023	$71	$53
2024	31	51
2025	28	48
2026	25	46
2027	23	43
Thereafter	226	643
Total amortization expense (credit)	$404	$884